Risk Report - Liquidity Risk - Global All Currency Stress Testing Results (Detail) - EUR (€) € in Billions		Dec. 31, 2019	Dec. 31, 2018
Funding Gap [Member]
Global All Currency Stress Testing Results [line items]
Combined	[1],[2]	€ 236	€ 231
Gap Closure [Member]
Global All Currency Stress Testing Results [line items]
Combined	[1],[3]	260	279
Net Liquidity Position [Member]
Global All Currency Stress Testing Results [line items]
Combined	[1]	€ 24	€ 48

[1]	Combined impact of systemic market risk and severe downgrade
[2]	Funding gap caused by impaired rollover of liabilities and other projected outflows.
[3]	Based on liquidity generation through Liquidity Reserves and other business mitigants.